Other Financial Liabilities (debt) - Lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2017
Disclosure Of Other Financial Liabilities debt [Line Items]
Interest expense on lease liabilities, see Note 18	$ 5,242	$ 0
Balance at end of the year	7,503
Depreciation charge of right-of-use assets, see Note 15	11,488
Expense relating to variable lease payments, low-value and short-term leases, see Note 15	7,069
Amounts recognized in profit or los	23,799
Sociedad Minera El Brocal S.A.A. [Member]
Disclosure Of Other Financial Liabilities debt [Line Items]
Balance at beginning of the year	95,728
Additions	550
Interest expense on lease liabilities, see Note 18	5,242
Payments	(10,479)
Balance at end of the year	$ 85,799